Document And Entity Information	9 Months Ended
Sep. 30, 2019
Document And Entity Information [Abstract]
Entity Registrant Name	Gaucho Group Holdings, Inc.
Entity Central Index Key	0001559998
Document Type	S-1/A
Amendment Flag	true
Amendment description	Amendment No. 4
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true